Net Gratuity Cost (Detail) - Gratuity ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Defined Benefit Plan Disclosure [Line Items]
Service cost	₨ 1,107.0	$ 15.1	₨ 965.4	₨ 820.6
Interest cost	561.6	7.7	483.3	476.7
Expected return on plan assets	(448.4)	(6.1)	(389.9)	(347.4)
Actuarial (gains)/losses	(463.6)	(6.3)	989.4	(176.6)
Net gratuity cost	₨ 756.6	$ 10.4	₨ 2,048.2	₨ 773.3